UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	3,900,000,000
Common shares, shares issued (in shares)	34,559,330	21,473,509
Common shares, shares outstanding (in shares)	34,559,330	21,473,509
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	100,000,000	100,000,000
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	1.00%	1.00%
Preferred shares, issued (in shares)	140,000	140,000
Preferred shares, outstanding (in shares)	140,000	140,000
Preferred shares, aggregate liquidation preference	$ 140,000,000	$ 140,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, issued (in shares)	40,000	40,000
Preferred shares, outstanding (in shares)	40,000	40,000